Three Bryant Park 1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com

October 4, 2019

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:                         Conversus StepStone Private Markets

Ladies and Gentlemen:

Enclosed for filing on behalf of Conversus StepStone Private Markets (the “Fund”), a newly organized closed-end management investment company, is the Fund’s initial registration statement under the Investment Company Act of 1940 (“1940 Act”) on Form N-2 (“Registration Statement”). The Fund also has separately filed a Notification of Registration under the 1940 Act on Form N-8A today.

Certain items required to be contained in the Registration Statement, including the exhibits thereto, will be completed and filed in an amendment to the Registration Statement.

If you have any questions relating to this filing, please do not hesitate to contact me at (212) 698-3525.

Sincerely,

/s/ Richard Horowitz
Richard Horowitz